INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Corporate Income Tax - Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.
During 2021, Pagaya applied to Israeli Tax authorities for Preferred Technological Enterprise (“PTE”) status and received approval on November 18, 2021. The approval is effective for the tax years 2020 through 2024. Income from a PTE is subject to 12% tax rate.
Foreign Exchange Regulations in Israel - Under the Foreign Exchange Regulations, the Company calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.
Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. The components of income (loss) before income taxes are as follows (in thousands):

	December 31,
	2022	2021	2020
Domestic (Israel)	$(225,429)	$(87,045)	$14,345
Foreign	(50,945)	25,397	6,853
Total income (loss) before income taxes	$(276,374)	$(61,648)	$21,198
The income tax expense (benefit) consists of (in thousands):

	December 31,
	2022	2021	2020
Current:
Domestic	$(4,063)	$7,067	$3,194
Foreign	14,233	4,162	385
Total current	10,170	11,229	3,579
Deferred:
Domestic	6,233	(3,359)	(2,301)
Foreign	(3)	5	(2)
Total deferred	6,230	(3,354)	(2,303)
Total income tax provision	$16,400	$7,875	$1,276
Effective Tax Rate
A reconciliation of the Company’s effective tax rate to the statutory tax rate of the Company is as follows (in thousands):

	December 31,
	2022	2021	2020
Income (loss) before income taxes	$(276,374)	$(61,648)	$21,198
Israel statutory income tax rate	23%	23%	23%
Theoretical income taxes at statutory rate	(63,566)	(14,179)	4,876

Preferred technological enterprise benefit	24,859	9,378	—
Deferred tax assets for which valuation allowance was provided	36,851	1,194	—
Permanent differences	17,792	16,037	94
Uncertain tax positions	7,580	26	43
Prior year taxes	(4,506)	(135)	—
Subsidiaries taxed at a different tax rate	(2,524)	(4,559)	(1,174)
Utilization of carry forward losses for which valuation allowance was provided	—	(126)	(1,577)
Reduction in valuation allowance	—	—	(999)
Other	(86)	239	13
Income tax	$16,400	$7,875	$1,276
Effective tax rate	NM*	NM*	6.0%
__________________
*NM = Not meaningful.
Deferred tax assets and liabilities
Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company regularly assesses the need for a valuation allowance against its deferred tax assets. In making that assessment, the Company considers both positive and negative evidence related to the likelihood of realization of the deferred tax assets to determine, based on the weight of available evidence, whether it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2022 and 2021, a valuation allowance was provided reducing the deferred tax assets due to uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets.
As of December 31, 2022 and 2021, deferred tax assets presented in the balance sheet are comprised as follows (in thousands):

	December 31,
	2022	2021
Carry forward tax losses	$11,080	$727
Research and development cost	929	5,179
Compensations and benefits	24,032	486
Right-of-use asset	7,705	—
Initial public offering costs	3,933	—
Provision of loans	2,276	—
Other	528	753
Deferred tax assets before valuation allowance	50,483	7,145
Valuation allowance	39,678	1,194
Deferred tax assets	10,805	5,951
Operating lease liability	(8,116)	—
Capitalized research and development costs	(1,537)	—
Equity method investments	(1,254)	—
Property and equipment	(466)	(270)
Deferred tax liabilities	(11,373)	(270)
Deferred tax assets (liabilities), net	$(568)	$5,681
As of December 31, 2022 and 2021, $0.0 million and $1.8 million, respectively, of undistributed earnings held by the Company’s foreign subsidiaries are designated as indefinitely reinvested. If these earnings were re-patriated to Israel, it would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes in the amount of $0.0 million and $0.3 million, respectively. The Company did not recognize deferred taxes liabilities on undistributed earnings of its foreign subsidiaries, as the Company has the ability and intent to indefinitely reinvest those earnings.
Uncertain tax positions:
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows (in thousands):

	December 31,
	2022	2021
Uncertain tax positions, beginning of the year	$190	$164
Increase (decrease) in tax positions for prior years	—	(20)
Increases related to current year tax positions	7,593	28
Revaluation	(13)	18
Uncertain tax positions, end of year	$7,770	$190